Derivatives - Summary of Derivative Instruments Designated in Qualifying Hedge Accounting Relationships (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Statement [LineItems]
Derivative notional amount	$ 512,740	$ 571,543
Interest rate risk [member]
Statement [LineItems]
Derivative notional amount	389,779	450,657
Interest rate risk [member] | Swaps [member]
Statement [LineItems]
Derivative notional amount	46,000	48,000
Foreign exchange risk [member]
Statement [LineItems]
Derivative notional amount	121,304	118,794
Contracts maturing after December 31, 2021 [member]
Statement [LineItems]
Derivative notional amount	266,050,000	209,153,000
Contracts maturing after December 31, 2021 [member] | Interest rate risk [member] | Swaps [member] | US LIBOR [member]
Statement [LineItems]
Derivative notional amount	210,352,000	173,763,000
Contracts maturing after December 31, 2021 [member] | Foreign exchange risk [member] | Swaps [member] | US LIBOR [member]
Statement [LineItems]
Derivative notional amount	17,024,000	9,586,000
Contracts maturing after December 31, 2021 [member] | Foreign exchange risk [member] | Swaps [member] | GBP LIBOR [member]
Statement [LineItems]
Derivative notional amount	1,726,000	1,706,000
Contracts maturing after December 31, 2021 [member] | Foreign exchange risk [member] | Cross currency swaps [member] | US LIBOR [member]
Statement [LineItems]
Derivative notional amount	34,359,000	21,539,000
Contracts maturing after December 31, 2021 [member] | Foreign exchange risk [member] | Cross currency swaps [member] | GBP LIBOR [member]
Statement [LineItems]
Derivative notional amount	$ 2,589,000	$ 2,559,000